Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2 to Form S-1
Document Period End Date	Dec. 31, 2016
Trading Symbol	VLRX
Entity Registrant Name	VALERITAS HOLDINGS INC.
Entity Central Index Key	0001619250
Entity Filer Category	Smaller Reporting Company